CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net income (loss)	$ 877	$ (1,358)
Adjustments required to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,014	539
Severance pay, net	(96)	50
Operating lease right-of-use assets	506
Share-based compensation to employees	682	558
Increase in trade receivables, net	(5,168)	(881)
Operating lease long-term-liabilities	(511)
Increase in other accounts receivable and prepaid expenses	(748)	(178)
Decrease (Increase) in contract assets	224	(497)
Increase (decrease) in contract liabilities	(190)	188
Increase in inventories	(9,629)	(4,917)
Increase (decrease) in trade payables	7,685	(401)
Increase (decrease) in other accounts payable and accrued expenses	(3)	142
Net cash used in operating activities	(5,357)	(6,755)
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,406)	(629)
Increase (decrease) in long-term receivables and deposits	42	(23)
Net cash used in investing activities	(2,364)	(652)
Cash flows from financing activities:
Issuance of shares, net	23,535	1,500
Proceeds from short term loan	455
Net cash provided by financing activities	23,990	1,500
Increase (decrease) in cash and cash equivalents and restricted cash	16,269	(5,907)
Cash and cash equivalents and restricted cash at the beginning of the period	14,134	21,236
Cash and cash equivalents and restricted cash at the end of the period	30,403	15,329
(a) Supplemental disclosures of cash flow activities:
Net cash paid during the period for income taxes	13	11
Net cash paid during the period for interest
(b) Non-cash transactions
Purchase of property, plant and equipment in credit	411	436
Transfer of inventory to property, plant and equipment	352	30
Proceeds from sale of discontinued operations, net		845
Right-of-use assets obtained in exchange for new operating lease liabilities	438	2,032
Cash and cash equivalents	29,908	14,949
Restricted cash	$ 495	$ 380